Consolidated Statements of Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid-in Capital	Treasury Stock	Unearned Compensation ESOP	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning Balance at Sep. 30, 2009	$ 99,345,178	$ 198,592	$ 42,751,898	$ (36,948,327)	$ (1,683,990)	$ 103,304,016	$ (8,277,011)
Beginning Balance (in shares) at Sep. 30, 2009		19,859,219
Net income	5,934,990					5,934,990
Change in unrealized loss on securities	4,779,128						4,779,128
Dividends paid, $0.10, $ 0.20 and $0.40 per share in 2012, 2011 and 2010 respectively	(1,640,926)					(1,640,926)
Allocation of ESOP common stock	137,000				137,000
Stock issuance (in shares)	4,400,000	4,400,000
Stock issuance	27,857,569	440,000	30,191,569		(2,334,000)
Cancellation of shares previously owned by First Charter, MHC (in shares)		(4,400,000)
Cancellation of shares previously owned by First Charter, MHC		(440,000)
Effect of restricted stock awards	402,242		68,563	333,679
Stock option expense	61,186		61,186
Ending Balance at Sep. 30, 2010	136,876,367	198,592	73,073,216	(36,614,648)	(3,880,990)	107,598,080	(3,497,883)
Ending Balance (in shares) at Sep. 30, 2010		19,859,219
Net income	2,305,352					2,305,352
Change in unrealized loss on securities	1,526,425						1,526,425
Dividends paid, $0.10, $ 0.20 and $0.40 per share in 2012, 2011 and 2010 respectively	(1,940,899)					(1,940,899)
Allocation of ESOP common stock	151,600				151,600
Effect of restricted stock awards	391,764		(94,944)	486,708
Stock option expense	105,091		105,091
Ending Balance at Sep. 30, 2011	139,415,700	198,592	73,083,363	(36,127,940)	(3,729,390)	107,962,533	(1,971,458)
Ending Balance (in shares) at Sep. 30, 2011		19,859,219
Net income	4,978,692					4,978,692
Change in unrealized loss on securities	2,174,838						2,174,838
Dividends paid, $0.10, $ 0.20 and $0.40 per share in 2012, 2011 and 2010 respectively	(1,372,227)					(1,372,227)
Allocation of ESOP common stock	158,269				158,269
Effect of restricted stock awards	659,633		306,366	353,267
Stock option expense	93,876		93,876
Repurchase of shares	(3,588,013)			(3,588,013)
Ending Balance at Sep. 30, 2012	$ 142,520,768	$ 198,592	$ 73,483,605	$ (39,362,686)	$ (3,571,121)	$ 111,568,998	$ 203,380
Ending Balance (in shares) at Sep. 30, 2012		19,859,219